OTHER NON-CURRENT ASSETS - Narative (Details) - USD ($) shares in Millions, $ in Millions			12 Months Ended
	Sep. 13, 2023	Aug. 01, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Share purchase agreement, proceeds from sale in share		6.3
Investments in subsidiaries, fair value of shares sold	$ 9.0	$ 9.0
Sale of royalties, fair value, net smelter royalty		$ 7.0
Royalty income, interest, impairment				$ 5.6
Pitangui and Acurui Projects | Jaguar
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Ownership interest in subsidiary/divisions		100.00%
Euro Ressources S.A.3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Ownership interest in subsidiary/divisions			90.00%